Net Loss per Share (Tables)	6 Months Ended
Dec. 31, 2022
Net loss per share [abstract]
Schedule of net loss per share
Numerator	December 31, 2022	December 31, 2021
Loss for the period, attributable to the owners of the Group	(48,682,274)	(1,841,207)
Loss attributable to the ordinary shareholders	(48,682,274)	(1,841,207)

Denominator	December 31, 2022	December 31, 2021
Weighted-average number of ordinary shares	31,072,892	31,000,000

Net loss attributable to ordinary shareholders per share	December 31, 2022	December 31, 2021
Basic and Diluted	(1.57)	(0.06)